5 Loss from operations	12 Months Ended
Dec. 31, 2020
Loss From Operations
Loss from operations
5	Loss from operations

	2020 £’000	2019 £’000	2018 £’000
Loss from operations is stated after charging/(crediting):
Changes in inventories of finished goods and work in progress	–	–	(976)
Depreciation of property, plant and equipment
– From continuing operations	1,089	979	1,011
– From discontinued operations	–	–	5
Depreciation of right of use asset
– From continuing operations	118	303	–
– From discontinued operations	–	–	–
Amortisation of intangible assets – product and marketing rights
– From continuing operations	10	3	100
– From discontinued operations	–	–	334
Impairment of intangible assets	12,369	–	–
Fees payable to the Company’s auditor for the audit of the parent Company	87	110	111
Fees payable to the Company’s subsidiary auditors for the audits of the subsidiary accounts	43	48	143
Fees payable to the Company’s auditor for:
– Other services	7	66	83
Fees payable to the Company’s previous auditor for the audit of the parent Company	15	–	–
Fees payable to the Company’s previous auditor for:
- Other services	171	–	–
Operating lease expense:
– Property	–	–	386
– Plant and machinery	–	–	–
Arrangement/penalty fees for loan facility	–	–	469
Foreign exchange(gain)/loss	96	131	212
Profit/(Loss) on disposal of property, plant and equipment	(226)	–	165
Equity settled share-based payment	(404)	(34)	(36)

Amortisation of product and marketing rights are included with distribution costs, sales and marketing expenses. Amortisation ceased when the assets were reclassified as held for sale on 30 June 2018 and were sold on 1 November 2018.